Accumulated Other Comprehensive (Loss) Income - Schedule of Net Income Amounts Reclassified from AOCI (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ 36,641	$ 34,835	$ 30,837
Cost of sales	(31,623)	(30,287)	(27,019)
Income tax	(659)	(360)	(324)
Net of tax	10	(15)	(18)
Net of tax	3	7	11
Other comprehensive (loss) income	(843)	(142)	80
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive (loss) income	(13)	8	7
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(28)	3	24
Cost of sales	17	18	(1)
Income tax	1	(6)	(5)
Net of tax	(10)	15	18
Reclassification out of Accumulated Other Comprehensive Income [Member] | Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(4)	(8)	(14)
Income tax	1	1	3
Net of tax	$ (3)	$ (7)	$ (11)